1-33519

Certnys

[redacted]

13000201

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

JAN 15 2013

Washington, DC 20549

January 15, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PUBLIC STORAGE, Depositary Shares Each Representing 1/1,000 of a 5.20% Cumulative Preferred Share of Beneficial Interest, Series W, par value $.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 8, 2013. Tentative listing date – January 17, 2013.

Sincerely,

[signature]

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5026
F +1 (212) 656-5893

www.nyx.com